Other Accrued Liabilities (Tables)	6 Months Ended
Jun. 30, 2024
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities	Other accrued liabilities consisted of the following as of June 30, 2024, and December 31, 2023:
	June 30,	December 31,
	2024	2023

Professional consultants’ expenses	$156,731	$332,690
Vendor liabilities	—	112,635
Related party interest short term loan	99,318	25,605
Accrued Board of Directors fees	253,786	184,672
Accrued bonus	888,672	960,025
Other accrued expenses	21,722	36,643
Total other accrued liabilities	$1,420,229	$1,652,270